Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0013
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	3.6025
Maximum Aggregate Offering Price	$ 1,350,937.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 117.53
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(a), 457(c) and 457(h) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rules 457(c) and 457(h)(1), the proposed maximum offering price per share is based on the average of the high and low prices of the Company's Class B ordinary shares on October 30, 2026 (a date within five business days prior to the date of filing of this Registration Statement), as reported on Nasdaq. Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, share consolidations or similar transactions.